Fair value measurement - Estimate of fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other financial asset
Other financial assets	$ 14,189	$ 4,195
At fair value
Other liabilities
Contingent consideration in a business combination	(5,838)	(26,527)
Level 3 of fair value hierarchy | At fair value
Other liabilities
Contingent consideration in a business combination	(5,838)	(26,527)
Equity securities | At fair value
Other financial asset
Other financial assets	936	847
Equity securities | Level 1 of fair value hierarchy | At fair value
Other financial asset
Other financial assets	$ 936	$ 847